AGE ANALYSIS OF PAST DUE FINANCING RECEIVABLES	12 Months Ended
Dec. 31, 2015
Past Due Financing Receivables [Abstract]
Past Due Financing Receivables [Text Block]
NOTE 7   AGE ANALYSIS OF PAST DUE FINANCING RECEIVABLES

The following tables present the aging of the recorded investment in loans by past due category and class of loans at December 31, 2015 and 2014

							Recorded
(In thousands)	30-59	60-89	>90			Total	Investment
	Days	Days	Days	Total		Financing	> 90 Days
December 31, 2015	Past Due	Past Due	Past Due	Past Due	Current	Receivables	and Accruing
Commercial
Operating	$0	$0	$538	$538	$33,345	$33,883	$0
Agricultural	21	0	0	21	44,338	44,359	0
Real estate, 1-4 fam	0	0	19	19	46,558	46,577	0
Real estate, other	37	0	68	105	117,992	118,097	0
Real Estate
Construction	0	0	0	0	5,583	5,583	0
Other	0	0	15	15	18,346	18,361	0
Consumer
Equity	35	12	0	47	18,003	18,050	0
Auto	0	0	0	0	4,641	4,641	0
Other	16	10	0	26	7,356	7,382	0
Total	$109	$22	$640	$771	$296,162	$296,933	$0

							Recorded
(In thousands)	30-59	60-89	>90			Total	Investment
	Days	Days	Days	Total		Financing	> 90 Days
December 31, 2014	Past Due	Past Due	Past Due	Past Due	Current	Receivables	and Accruing
Commercial
Operating	$0	$0	$673	$673	$33,216	$33,889	$0
Agricultural	0	0	0	0	46,022	46,022	0
Real estate, 1-4 fam	0	0	0	0	40,476	40,476	0
Real estate, other	33	0	36	69	105,052	105,121	0
Real Estate
Construction	0	0	0	0	4,214	4,214	0
Other	20	14	0	34	17,935	17,969	0
Consumer
Equity	0	40	33	73	18,113	18,186	0
Auto	0	0	0	0	4,650	4,650	0
Other	15	0	8	23	8,601	8,624	0
Total	$68	$54	$750	$872	$278,279	$279,151	$0